COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 2,240	$ 2,241
SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Revolving credit facility, amount drawn	1,219.4
Seadrill [Member]
Related Party Transaction [Line Items]
Guarantee on loan facility	20.0
Corte Real [Member]
Related Party Transaction [Line Items]
Amount of loan to unrelated third party guaranteed	52.6
Contractual commitments under newbuilding contracts	189.6	275.6
Financial Guarantee [Member] | SFL West Polaris and SFL Deepwater [Member]
Related Party Transaction [Line Items]
Guarantee on loan facility	$ 270.0